OTHER BORROWED FUNDS (Details) € in Millions, $ in Millions	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 EUR (€)
Short Term Borrowings Details [Abstract]
Other borrowed funds, facilities with a maturity of one year or less.	€ 3	$ 3	€ 6	[1]

[1]	Restated